Fair Value of Financial Assets and Liabilities-Sensitivity of level 3 instruments to changes in key assumptions of the input parameters for the valuation model (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Financial Assets and Liabilities
Financial Assets	$ 4,312,504	$ 4,390,903
Level 3
Fair Value of Financial Assets and Liabilities
Financial Assets	43,976	54,327
Sensitivity to changes in key assumptions of models	$ (221)	$ (443)
Reasonably possible change in risk assumption (as a percentage)	10.00%	10.00%
Level 3 | Financial assets held-for-trading
Fair Value of Financial Assets and Liabilities
Financial Assets	$ 20,866	$ 8,012
Sensitivity to changes in key assumptions of models	$ (26)	$ (26)
Reasonably possible change in risk assumption (as a percentage)	10.00%	10.00%
Level 3 | Financial assets held-for-trading | Other instruments issued in Chile
Fair Value of Financial Assets and Liabilities
Financial Assets	$ 20,866	$ 8,012
Sensitivity to changes in key assumptions of models	$ (26)	$ (26)
Reasonably possible change in risk assumption (as a percentage)	10.00%	10.00%
Level 3 | Financial assets available-for-sale
Fair Value of Financial Assets and Liabilities
Financial Assets		$ 46,315
Sensitivity to changes in key assumptions of models		$ (417)
Reasonably possible change in risk assumption (as a percentage)	10.00%	10.00%
Level 3 | Financial assets available-for-sale | Other instruments issued in Chile
Fair Value of Financial Assets and Liabilities
Financial Assets		$ 46,265
Sensitivity to changes in key assumptions of models		$ (417)
Reasonably possible change in risk assumption (as a percentage)	10.00%	10.00%
Level 3 | Financial assets available-for-sale | Instruments issued by foreign institutions
Fair Value of Financial Assets and Liabilities
Financial Assets		$ 50
Level 3 | Financial assets at fair value through other comprehensive income
Fair Value of Financial Assets and Liabilities
Financial Assets	$ 23,110
Sensitivity to changes in key assumptions of models	(195)
Level 3 | Financial assets at fair value through other comprehensive income | Other instruments issued in Chile | Debt instruments
Fair Value of Financial Assets and Liabilities
Financial Assets	23,021
Sensitivity to changes in key assumptions of models	(195)
Level 3 | Financial assets at fair value through other comprehensive income | Instruments issued by foreign institutions | Trading equity instruments
Fair Value of Financial Assets and Liabilities
Financial Assets	$ 89